UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
October 1, 2018 to December 31, 2018
Date of Report (Date of earliest event reported): January 24, 2019
Commission File Number of securitizer: __________
Central Index Key Number of securitizer: 0001755608

Erich P. Dylus, (202) 312-3326
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), De Lage Landen Financial Services, Inc., as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLL 2018-2 LLC for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 24, 2019

DE LAGE LANDEN FINANCIAL SERVICES, INC. (Securitizer)

By            /s/ Peter D. Mullen
 Name: Peter D. Mullen
   Title: Vice President
   Chief Financial Officer

By           /s/ Craig Rondos
 Name: Craig Rondos
   Title: Vice President
   Chief Risk Officer